Seward & Kissel LLP
                               1200 G Street, NW
                                   Suite 350
                              Washington, DC 20005
                                  202-737-8833

                                                September 6, 2011

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

            Re:   AllianceBernstein Corporate Shares
                  -   AllianceBernstein Corporate Income Shares
                  -   AllianceBernstein Municipal Income Shares
                  -   AllianceBernstein Multi-Sector Income Shares
                  - AllianceBernstein Tax-Aware Real Return Income Shares (File Nos. 333-112207 and 811-21497)
                  ---------------------------------------------------------

Dear Sir or Madam:

            On behalf of AllianceBernstein Corporate Shares (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on August 30, 2011.

            Please call me at the above-referenced number if you have any questions regarding the attached.

                                       Very truly yours,


                                       /s/ Young Seo
                                       -------------
                                           Young Seo

SK 00250 0454 1224887